Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Schedule of Bank Borrowings

Bank borrowings consisted of the following:

	Annual	As of December 31,
	interest rate	2025	2025	2024	2023
		US$	S$	S$	S$

Bank loans	2.0% - 10.0%	1,072,116	1,378,573	1,879,017	3,335,614
Invoice financing	-	1,190,429	1,530,705	2,238,129	986,153
Bank borrowings		2,262,545	2,909,278	4,117,146	4,321,767

Representing:
Within 12 months		1,583,017	2,035,512	3,203,738	2,423,078
Over 12 months		679,528	873,766	913,408	1,898,689
		2,262,545	2,909,278	4,117,146	4,321,767